Document and Entity Information	0 Months Ended
Nov. 15, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 15, 2013
Registrant Name	FPA PARAMOUNT FUND INC
Central Index Key	0000076210
Amendment Flag	false
Document Creation Date	Nov. 15, 2013
Document Effective Date	Nov. 15, 2013
Prospectus Date	Jan. 30, 2013
FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Risk/Return:
Trading Symbol	fprax